Investment in joint ventures (Tables)	12 Months Ended
Dec. 31, 2021
Investments accounted for using equity method [abstract]
Share of Results of Joint Ventures and Carrying Amount of Investment to Joint Ventures

5.	Investment in joint v e ntures

	31.12.2019	31.12.2020	31.12.2021	31.12.2021
	RMB’000	RMB’000	RMB’000	US$’000
Share of profit/(loss) of joint ventures, net of tax:
Y & C Engine Co., Ltd	28,484	(44,016)	(125,853)	(19,907)
MTU Yuchai Power Co., Ltd.	594	3,238	28,037	4,435
Eberspaecher Yuchai Exhaust Technology Co., Ltd	(9,366)	(19,157)	1,377	218
Other joint ventures	(497)	513	454	72

	19,215	(59,422)	(95,985)	(15,182)

	31.12.2020	31.12.2021	31.12.2021
	RMB’000	RMB’000	US$’000
Carrying amount of investments:

Y & C Engine Co., Ltd	145,599	22,821	3,610
MTU Yuchai Power Co., Ltd	62,217	89,481	14,153
Eberspaecher Yuchai Exhaust Technology Co., Ltd	12,638	31,655	5,007
Other joint ventures	6,666	7,138	1,129

	227,120	151,095	23,899

Interest in Joint Ventures
The Group has interests in the following joint ventures:

Name of company	Principal activities	Place of incorporation/ business	Group’s effective equity interest
			31.12.2020	31.12.2021
			%	%
Held by subsidiaries

HL Heritage Sdn. Bhd.	Property development and property investment holdings	Malaysia	30.1	30.1

Shanghai Hengshan Equatorial Hotel Management Co., Ltd.	Hotel and property management	People’s Republic of China	24.6	24.6

Y & C Engine Co., Ltd (“Y&C”)	Manufacture and sale of heavy duty diesel engines, spare parts and after-sales services	People’s Republic of China	34.4	34.4

Guangxi Yineng IOT Science & Technology Co., Ltd.	Design, development, management and marketing of an electronic operations management platform	People’s Republic of China	15.3	15.3

MTU Yuchai Power Co., Ltd (“MTU Yuchai Power”)	Manufacture off-road diesel engines	People’s Republic of China	38.2	38.2

Eberspaecher Yuchai Exhaust Technology Co. Ltd (“Eberspaecher Yuchai”)	Application development, production, sales and service on engine exhaust control systems	People’s Republic of China	37.4	37.4

Summarized Financial Information of Joint Ventures and Reconciliation with Carrying Amount of Investment in Consolidated Financial Statements

	31.12.2019
	Y & C	MTU Yuchai Power	Eberspaecher Yuchai	Total
	RMB’000	RMB’000	RMB’000	RMB’000

Revenue	2,404,244	178,796	3,509	2,586,549
Depreciation and amortization	(26,099)	(6,379)	(25)	(32,503)
Interest expense	(29,606)	(5,017)	—	(34,623)
Profit/(loss) for the year, representing total comprehensive income for the year	44,484	600	(19,114)	25,970

Proportion of the Group’s ownership	45%	50%	49%

Group’s share of profit/(loss)	20,018	300	(9,366)
Unrealized profit on transactions with joint venture	8,466	294	—

Group’s share of profit/(loss) of significant joint ventures	28,484	594	(9,366)	19,712

Group’s share of loss of other joint ventures, representing the Group’s share of total comprehensive loss of other joint ventures				(497)

Group’s share of profit for the year, representing the Group’s share of total comprehensive income for the year				19,215

	31.12.2020
	Y & C	MTU Yuchai Power	Eberspaecher Yuchai	Total
	RMB’000	RMB’000	RMB’000	RMB’000

Non-current assets	740,423	71,635	45,583	857,641
Current assets
- Cash and bank balances	160,844	43,056	2,273	206,173
- Others	1,287,935	266,123	43,895	1,597,953

Total assets	2,189,202	380,814	91,751	2,661,767

Non-current liabilities	(417,759)	—	—	(417,759)
Current liabilities	(1,340,704)	(244,963)	(65,960)	(1,651,627)

Total liabilities	(1,758,463)	(244,963)	(65,960)	(2,069,386)

Equity	430,739	135,851	25,791	592,381

Proportion of the Group’s ownership	45%	50%	49%

Group’s share of net assets	193,833	67,926	12,638
Unrealized profit on transactions with joint venture	(48,234)	(5,709)	—

Carrying amount of significant joint ventures	145,599	62,217	12,638	220,454

Carrying amount of other joint ventures				6,666

Carrying amount of the investment in joint ventures				227,120

	31.12.2020
	Y & C	MTU Yuchai Power	Eberspaecher Yuchai	Total
	RMB’000	RMB’000	RMB’000	RMB’000

Revenue	3,021,877	307,699	45,966	3,375,542
Depreciation and amortization	(59,406)	(2,350)	(360)	(62,116)
Interest expense	(40,709)	(1,983)	—	(42,692)
Profit/(loss) for the year, representing total comprehensive income for the year	(88,785)	6,421	(39,095)	(121,459)

Proportion of the Group’s ownership	45%	50%	49%

Group’s share of profit/(loss)	(39,953)	3,211	(19,157)
Unrealized profit on transactions with joint venture	(4,063)	27	—

Group’s share of profit/(loss) of significant joint ventures	(44,016)	3,238	(19,157)	(59,935)

Group’s share of profit of other joint ventures, representing the Group’s share of total comprehensive loss of other joint ventures				513

Group’s share of loss for the year, representing the Group’s share of total comprehensive loss for the year				(59,422)

	31.12.2021
	Y & C	MTU Yuchai Power	Eberspaecher Yuchai	Total	Total
	RMB’000	RMB’000	RMB’000	RMB’000	US$’000
Non-current assets	660,856	89,749	71,858	822,463	130,091
Current assets
- Cash and bank balances	179,779	63,609	2,105	245,493	38,830
- Others	817,972	310,394	99,352	1,227,718	194,192

Total assets	1,658,607	463,752	173,315	2,295,674	363,113

Non-current liabilities	(362,779)	—	(14,109)	(376,888)	(59,613)
Current liabilities	(1,147,416)	(271,521)	(94,604)	(1,513,541)	(239,401)

Total liabilities	(1,510,195)	(271,521)	(108,713)	(1,890,429)	(299,014)

Equity	148,412	192,231	64,602	405,245	64,099

Proportion of the Group’s ownership	45%	50%	49%

Group’s share of net assets	66,785	96,116	31,655
Unrealized profit on transactions with joint venture	(43,964)	(6,635)	—

Carrying amount of significant joint ventures	22,821	89,481	31,655	143,957	22,770

Carrying amount of other joint ventures				7,138	1,129

Carrying amount of the investment in joint ventures				151,095	23,899

	31.12.2021
	Y & C	MTU Yuchai Power	Eberspaecher Yuchai	Total	Total
	RMB’000	RMB’000	RMB’000	RMB’000	US$’000
Revenue	2,072,721	467,800	157,316	2,697,837	426,724
Depreciation and amortization	(52,881)	(2,377)	(709)	(55,967)	(8,852)
Interest expense, net	(51,836)	(1,850)	(41)	(53,727)	(8,498)
Profit/(loss) for the year, representing total comprehensive income for the year	(282,205)	54,526	2,811	(224,868)	(35,568)

Proportion of the Group’s ownership	45%	50%	49%

Group’s share of profit/(loss)	(126,992)	27,263	1,377
Unrealized profit on transactions with joint venture	1,139	774	—

Group’s share of profit/(loss) of significant joint ventures	(125,853)	28,037	1,377	(96,439)	(15,254)

Group’s share of loss of other joint ventures, representing the Group’s share of total comprehensive loss of other joint ventures				454	72

Group’s share of loss for the year, representing the Group’s share of total comprehensive loss for the year				(95,985)	(15,182)